FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Economic dependence risk (Details) - item	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Concentration risk (in percent)	10.00%
Economic Dependence Risk [Member] | Health Canada Licensed Customers [Member]
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Number of customers	4	4
Concentration risk (in percent)	27.00%	62.00%
Economic Dependence Risk [Member] | Provincial Boards [Member]
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Number of customers	3	4
Concentration risk (in percent)	43.00%	11.00%